SHARE BASED PAYMENTS (Schedule of Stock Option Activities) (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Number of options
Options outstanding as of January 1, 2017	7,710,176
Exercised	0
Forfeited or expired	(1,841,648)
Options outstanding as of December 31, 2017	5,868,528	7,710,176
Options vested and expected to vest as of December 31, 2017	5,860,255
Options exercisable as of December 31, 2017	5,839,190
Weighted average exercise price per option
Outstanding at beginning of the year	$ 1.15
Exercised	0
Forfeited or expired	0
Outstanding at end of the year	1.15	$ 1.15
Options vested and expected to vest as of December 31, 2017	1.15
Options exercisable as of December 31, 2017	1.15
Weighted average grant-date fair value
Outstanding at the beginning of the year	1.05
Exercised	0
Forfeited or expired	0
Outstanding end of the year	1.05	$ 1.05
Options vested and expected to vest as of December 31, 2017	1.05
Options exercisable as of December 31, 2017	$ 1.12
Weighted average remaining contractual terms
Outstanding	9 months	1 year 6 months 25 days
Options vested and expected to vest	9 months
Options exercisable	9 months
Aggregate intrinsic value
Outstanding as of December 31, 2017	$ 0	$ 1,552
Options vested and expected to vest as of December 31, 2017	0
Options exercisable as of December 31, 2017	$ 0